Document and Entity Information	Jun. 09, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 09, 2025
Entity Registrant Name	NorthStar Healthcare Income, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	000-55190
Entity Tax Identification Number	27-3663988
Entity Address Address Line 1	575 Lexington Avenue, 14th Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10022
City Area Code	929
Local Phone Number	777-3135
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
No Trading Symbol Flag	true
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001503707
Amendment Flag	false